Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss Per Share

	Unit: US$ Per Share
	For the Year Ended December 31
	2021	2020	2019
Basic and diluted loss per share	$(0.35)	$(0.25)	$(0.07)
The loss and weighted average number of ordinary shares outstanding for the computation of loss per share were as follows:
Net Loss for the Years

	For the Year Ended December 31
	2021	2020	2019
Net loss	$(67,362)	$(49,280)	$(13,088)
Shares

	Unit: In Thousands of Shares
	For the Year Ended December 31
	2021	2020	2019
Weighted average number of ordinary shares in computation of basic and diluted loss per share	193,334	193,334	193,334